Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid in capital	Accumulated other comprehensive income	Retained earnings (Accumulated deficit)	Total
Balance at Dec. 31, 2024	$ 2,685	$ 146,910	$ 1,101	$ (127,107)	$ 23,589
Balance (in Shares) at Dec. 31, 2024	1,576,733
Restricted stock units vested	$ 4	(4)
Restricted stock units vested (in Shares)	2,286
Issuance of shares for cash consideration and net issuance cost	$ 18	179			197
Issuance of shares for cash consideration and net issuance cost (in Shares)	10,978
Share based compensation		293			293
Net income (loss)				(3,452)	(3,452)
Balance at Mar. 31, 2025	$ 2,707	147,378	1,101	(130,559)	20,627
Balance (in Shares) at Mar. 31, 2025	1,589,997
Balance at Dec. 31, 2024	$ 2,685	146,910	1,101	(127,107)	23,589
Balance (in Shares) at Dec. 31, 2024	1,576,733
Net income (loss)					(5,320)
Balance at Jun. 30, 2025	$ 2,708	147,672	1,101	(132,427)	19,054
Balance (in Shares) at Jun. 30, 2025	1,590,555
Balance at Mar. 31, 2025	$ 2,707	147,378	1,101	(130,559)	20,627
Balance (in Shares) at Mar. 31, 2025	1,589,997
Restricted stock units vested	$ 1	(1)
Restricted stock units vested (in Shares)	558
Share based compensation		295			295
Net income (loss)				(1,868)	(1,868)
Balance at Jun. 30, 2025	$ 2,708	147,672	1,101	(132,427)	19,054
Balance (in Shares) at Jun. 30, 2025	1,590,555
Balance at Dec. 31, 2025	$ 28,730	796,696	1,101	1,108,421	$ 1,934,948
Balance (in Shares) at Dec. 31, 2025	15,825,434				15,825,434
Restricted stock units vested	$ 793	(793)
Restricted stock units vested (in Shares)	413,527
Issuance of shares for cash consideration and net issuance cost	$ 379	3,218			3,597
Issuance of shares for cash consideration and net issuance cost (in Shares)	197,563
Share based compensation		6,582			6,582
Net income (loss)				57,433	57,433
Balance at Mar. 31, 2026	$ 29,902	805,703	1,101	1,165,854	2,002,560
Balance (in Shares) at Mar. 31, 2026	16,436,524
Balance at Dec. 31, 2025	$ 28,730	796,696	1,101	1,108,421	$ 1,934,948
Balance (in Shares) at Dec. 31, 2025	15,825,434				15,825,434
Net income (loss)					$ 1,949,047
Balance at Jun. 30, 2026	$ 30,703	808,967	1,101	3,057,468	$ 3,898,239
Balance (in Shares) at Jun. 30, 2026	16,832,017				16,832,017
Balance at Mar. 31, 2026	$ 29,902	805,703	1,101	1,165,854	$ 2,002,560
Balance (in Shares) at Mar. 31, 2026	16,436,524
Restricted stock units vested
Restricted stock units vested (in Shares)
Issuance of shares for cash consideration and net issuance cost	$ 263	1,293			1,556
Issuance of shares for cash consideration and net issuance cost (in Shares)	129,586
Issuance of shares upon conversion of a convertible debt	$ 538	1,795			2,333
Issuance of shares upon conversion of a convertible debt (in Shares)	265,907
Settlement of derivative liability		18			18
Share based compensation		158			158
Net income (loss)				1,891,614	1,891,614
Balance at Jun. 30, 2026	$ 30,703	$ 808,967	$ 1,101	$ 3,057,468	$ 3,898,239
Balance (in Shares) at Jun. 30, 2026	16,832,017				16,832,017